Document and Entity Information	6 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	HYPERDYNAMICS CORP
Entity Central Index Key	0000937136
Document Type	S-1/A
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company